Portfolio of Investments – as of March 31, 2026 (Unaudited)
Natixis Vaughan Nelson Select ETF

Shares	Description	Value (†)
Common Stocks — 96.4% of Net Assets
	Aerospace & Defense — 3.2%
2,009	Boeing Co.(a)	$399,851
	Banks — 3.2%
1,360	JPMorgan Chase & Co.	400,058
	Broadline Retail — 4.0%
2,377	Amazon.com, Inc.(a)	495,058
	Capital Markets — 5.6%
4,565	Charles Schwab Corp.	429,019
1,643	Intercontinental Exchange, Inc.	258,411
		687,430
	Construction Materials — 2.7%
5,953	Amrize Ltd.(a)	333,487
	Electrical Equipment — 3.4%
1,187	Eaton Corp. PLC	424,554
	Financial Services — 5.2%
565	Berkshire Hathaway, Inc., Class B(a)	270,748
1,235	Visa, Inc., Class A	373,266
		644,014
	Industrial Conglomerates — 3.1%
1,670	Honeywell International, Inc.	377,470
	Interactive Media & Services — 8.3%
2,747	Alphabet, Inc., Class A	789,927
415	Meta Platforms, Inc., Class A	237,434
		1,027,361
	IT Services — 3.2%
3,325	Shopify, Inc., Class A(a)	394,412
	Life Sciences Tools & Services — 2.8%
2,861	Illumina, Inc.(a)	352,647
	Machinery — 6.3%
883	Cummins, Inc.	475,071
1,235	Lincoln Electric Holdings, Inc.	307,614
		782,685
	Metals & Mining — 2.9%
2,088	Nucor Corp.	353,081
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — 6.8%
4,988	Exxon Mobil Corp.	$846,264
	Pharmaceuticals — 6.1%
823	Eli Lilly & Co.	756,971
	Semiconductors & Semiconductor Equipment — 16.4%
239	Monolithic Power Systems, Inc.	261,310
5,772	NVIDIA Corp.	1,006,637
2,265	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	765,457
		2,033,404
	Software — 2.6%
799	Synopsys, Inc.(a)	316,788
	Specialty Retail — 3.0%
1,730	Ross Stores, Inc.	374,770
	Technology Hardware, Storage & Peripherals — 5.1%
2,489	Apple, Inc.	631,683
	Trading Companies & Distributors — 2.5%
427	United Rentals, Inc.	311,095
	Total Common Stocks (Identified Cost $9,926,879)	11,943,083

Principal Amount
Short-Term Investments — 4.5%
$553,511
Tri-Party Repurchase Agreement with Fixed Income
Clearing Corporation, dated 3/31/2026 at 2.150% to be
repurchased at $553,544 on 4/01/2026 collateralized by
$562,500 U.S. Treasury Note, 4.125% due 9/30/2027
valued at $564,682 including accrued interest(b)
(Identified Cost $553,511)
		553,511
	Total Investments — 100.9% (Identified Cost $10,480,390)	12,496,594
	Other assets less liabilities — (0.9)%	(113,597)
	Net Assets — 100.0%	$12,382,997

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2026, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2026, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$11,943,083	$ —	$ —	$11,943,083
Short-Term Investments	—	553,511	—	553,511
Total Investments	$11,943,083	$553,511	$—	$12,496,594

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.